Label		Element	Value
Kellner Event Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		ck0001027596_SupplementTextBlock
June 26, 2015

Kellner Merger Fund

Class A	GAKAX
Institutional Class	GAKIX

Kellner Event Fund

Class A	KEFAX
Institutional Class	KEFIX

Each Fund is a series of Advisors Series Trust (the “Trust”)

Supplement to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) each dated April 30, 2015

Effective at the close of business on July 24, 2015, the Class A shares of each of the Kellner Merger Fund (the “Merger Fund”) and the Kellner Event Fund (the “Event Fund”) (each, a “Fund” and together, the “Funds”) will be redesignated as Investor Class shares.  Effective with the redesignation, all sales charges imposed on the former Class A shares will be eliminated on the Investor Class shares.  All other fees, expenses and investment minimums for the Investor Class shares will remain the same as the former Class A shares.  In connection with the redesignation, effective at the close of business on July 24, 2015, the following modifications are made to the Funds’ Summary Prospectuses, Prospectus and SAI.

Event Fund

•	The Event Fund’s “Fees and Expenses of the Event Fund” section on page 1 of the Summary Prospectus and page 7 of the Prospectus is deleted and replaced with the following:

Risk/Return [Heading]		rr_RiskReturnHeading	Kellner Event Fund
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Event Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Event Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 28, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and acquired fund fees and expenses (“AFFE”) are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and acquired fund fees and expenses (“AFFE”) are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
•	The Event Fund’s Example table on page 2 of the Summary Prospectus and page 8 of the Prospectus is deleted and replaced with the following:

Expense Example Closing [Text Block]		rr_ExpenseExampleClosingTextBlock	* * * * * Please retain this Supplement with your Summary Prospectuses, Prospectus and SAI for future reference.
Kellner Event Fund | Investor Class
Risk/Return:		rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)		rr_MaximumAccountFeeOverAssets	none
Management Fees		rr_ManagementFeesOverAssets	1.50%
Distribution and Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short)	[1]	rr_Component1OtherExpensesOverAssets	2.42%
Interest Expense and Dividends on Securities Sold Short		rr_Component2OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.27%
Less: Fee Waiver	[2]	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)
Total Annual Fund Operating Expenses After Fee Waiver		rr_NetExpensesOverAssets	2.44%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 247
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,129
Kellner Event Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)		rr_MaximumAccountFeeOverAssets	none
Management Fees		rr_ManagementFeesOverAssets	1.50%
Distribution and Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short)	[1]	rr_Component1OtherExpensesOverAssets	2.42%
Interest Expense and Dividends on Securities Sold Short		rr_Component2OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.02%
Less: Fee Waiver	[2]	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)
Total Annual Fund Operating Expenses After Fee Waiver		rr_NetExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 222
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,057

[1]	Other Expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[2]	Kellner Management, L.P. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Event Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.99% and 1.74% of average daily net assets of the Fund's Investor Class shares and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least April 28, 2016, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.